SUBSEQUENT EVENT	12 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENT

NOTE 13 – SUBSEQUENT EVENT

On May 2, 2022, the Company entered into a securities purchase agreement (the Purchase Agreement) with an institutional investor (the Investor) pursuant to which the Company sold, in a registered direct offering (the Registered Offering), for gross proceeds of $8,000,000 an aggregate of 449,438 shares (the Shares) of the Company’s common stock, at a purchase price per Share of $4.45 and pre-funded warrants (the Pre-Funded Warrants) to purchase an aggregate of 1,348,314 shares of common stock at a purchase price per Pre-Funded Warrant of $4.44. The Pre-Funded Warrants were exercisable immediately on the date of issuance at an exercise price of $0.01 per share and may be exercised at any time until all of the Pre-Funded Warrants are exercised in full.

In a concurrent private placement under the Purchase Agreement, the Company issued warrants (the Private Placement Warrants) to the Investor to purchase an aggregate of 1,438,202 shares of common stock at an exercise price of $6.60 per share. The Private Placement Warrants will be exercisable commencing November 5, 2022 and have a five-year term.